Group structure (Tables)	12 Months Ended
Dec. 31, 2022
Group Structure
Schedule of subsidiaries ownership interests

		Ownership held by Group(i)		Ownership held by NCI
		2022	2021	2022	2021
	Country of Incorporation	%	%	%	%	Principal Activities
Directly controlled
Semantix AI Ltd.(ii)	Cayman	100.0	—	—	—	Holding company

Indirectly controlled
Semantix Tecnologia da Informação S.A.	Brazil	100.0	100.0	—	—	Holding company and SaaS and PaaS provider
Semantix Participações S.A.	Brazil	100.0	100.0	—	—	Managing share capital
Semantix Colombia S.A.S	Colombia	99.9	99.9	0.1	0.1	SaaS and PaaS provider
Semantix México, S. de RL de C.V.	Mexico	100.0	100.0	—	—	SaaS and PaaS provider
Semantix Gestão Financeira Ltda.	Brazil	100.0	100.0	—	—	SaaS and PaaS provider
Tradimus S.A.	Brazil	50.0	50.0	50.0	50.0	SaaS and PaaS provider
Semantix Corp	United States	100.0	100.0	—	—	SaaS and PaaS provider
LinkAPI Tecnologia S.A.	Brazil	100.0	100.0	—	—	SaaS integration provider
Zetta Health Analytics S.A.(iii)	Brazil	100.0	0.0	—	—	SaaS and PaaS provider

(i)	Represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	New entity created after the corporate reorganization and prior to the transaction with Alpha. Refer to Note 6 (ii) below.
(iii)	New subsidiary acquired. See further details in Note 6 (i);.